Form N-CSR Cover	12 Months Ended
Jul. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026